Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions
Schedule Of General And Administrative Costs With Related Parties
	Years ended December 31,			Net balance receivable (payable) as at December 31,
	2023	2022	2021	2023	2022

Key management compensation:
Executive salaries and remuneration (1)	$803	$647	$567	$-	$(106)
Severance	73	191	-	-	-
Directors fees	86	70	26	(1)	(57)
Share-based payments	391	154	929	-	-
	$1,353	$1,062	$1,522	$(1)	$(163)

Net office, sundry, rent and salary allocations recovered from (incurred to) company sharing a common director (2)	$1	$1	$8	$1	$1